(8) Stock Option and Stock Incentive Plans: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining in Contractual Life in Years	Outstanding Warrants Weighted Average Exercise Price	Number of Options Exercisable	Exercisable Options Weighted Average Exercise Price
$0.30 to $0.75	1,072,500	4.99	$ 0.57	1,066,500	$ 0.57
$0.75 to $0.90	1,590,831	5.04	$ 0.81	1,235,387	$ 0.82
$0.91 to $1.84	2,795,700	6.52	$ 1.22	1,881,144	$ 1.27
$1.85 to $2.00	236,000	2.34	$ 1.99	236,000	$ 1.99
$2.00 to $2.15	30,000	5.67	$ 2.15	30,000	$ 2.15
$0.30 to $2.15	5,725,031	5.65	$ 1.02	4,449,031	$ 1.02